CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	£ 180	£ 312	£ 149
Grant revenue	163	362	1,789
Total revenue	343	674	1,938
Other income	12	15
Research and development costs	(6,068)	(7,843)	(9,359)
Distribution costs, sales and marketing	(6)	(323)
Administrative costs	(4,952)	(3,841)	(4,394)
Impairment of intangible assets	(12,369)
Loss from operations	(23,040)	(11,318)	(11,815)
Finance income	1	492	2
Finance expense	(431)	(97)	(587)
Loss before tax	(23,470)	(10,923)	(12,400)
Taxation	1,281	1,785	2,032
Loss from continuing operations	(22,189)	(9,138)	(10,368)
Loss from discontinued operations net of tax		(947)	(4,662)
Loss for the year attributable to the owners of the parent	(22,189)	(10,085)	(15,030)
Items that will or may be reclassified subsequently to profit or loss:
Exchange (losses)/gains arising on translation of foreign operations	508	(207)	1,156
Exchange losses realised on disposal of subsidiaries			(3,842)
Total other comprehensive income/loss net of tax	508	(207)	(2,686)
Total comprehensive loss attributable to the owners of the parent Loss per share	£ (21,681)	£ (10,292)	£ (17,716)
Continuing operations
Basic and diluted loss per ordinary share - pence	£ (52)	£ (50)	£ (339)
Discontinued operations
Basic and diluted loss per ordinary share - pence		£ (5)	£ (153)